Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effects (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	¥ (54,008)	¥ (64,194)
Net actuarial loss	237,023	264,559
Ending balance	183,015	200,365
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(2,307)	(2,753)
Net actuarial loss	61,841	62,686
Obligation existing at transition	25	35
Ending balance	¥ 59,559	¥ 59,968